Average Annual Total Returns - Class P2 Shares - Voya International Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	MSCI EAFE® Index 1 Yr		MSCI EAFE® Index 5 Yrs		MSCI EAFE® Index 10 Yrs		MSCI EAFE® Index Since Inception
Total	8.13%	7.54%	5.44%		May 03, 2017	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.